Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 761.0	$ 897.1
Receivables, net of allowance for credit losses of $4.9 million and $5.0 million, respectively	612.8	554.4
Inventories, net	459.0	432.7
Contract assets	77.1	84.5
Prepaid expenses	25.7	35.8
Other current assets	53.7	60.2
Assets held for sale	155.2	144.6
Total current assets	2,144.5	2,209.3
Property, plant, and equipment, net	664.5	672.1
Goodwill, net	1,639.0	1,641.7
Other intangible assets, net	928.4	960.9
Other long-term assets	100.8	107.4
Assets held for sale	275.0	275.0
Total assets	5,752.2	5,866.4
Current liabilities:
Accounts payable	320.2	284.5
Accrued and other current liabilities	245.2	274.6
Contract liabilities	32.9	32.5
Current portion of debt	1.2	1.1
Liabilities held for sale	60.6	53.5
Total current liabilities	660.1	646.2
Long-term liabilities:
Long-term debt, less current portion	2,081.0	2,080.2
Contract liabilities	238.1	235.8
Other long-term liabilities	336.0	344.6
Liabilities held for sale	25.2	21.9
Total long-term liabilities	2,680.3	2,682.5
Shareholders' equity:
Preferred stock, $1 par value per share (5.0 shares authorized and unissued)	0.0	0.0
Common stock, $1 par value per share (200.0 shares authorized; 52.1 and 52.9 shares outstanding, respectively)	78.7	78.7
Additional paid-in capital	443.4	441.7
Treasury shares, at cost (26.3 and 25.5 shares, respectively)	(1,951.6)	(1,814.4)
Accumulated other comprehensive loss	(111.1)	(97.0)
Retained earnings	3,952.4	3,928.7
Total shareholders' equity	2,411.8	2,537.7
Total liabilities and equity	$ 5,752.2	$ 5,866.4